Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Admiral | Vanguard FTSE Social Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the performance of the FTSE4Good US Select Index. The Index, which is market-capitalization weighted, is composed of large- and mid-cap stocks of companies that are screened for certain environmental, social, and corporate governance (ESG) criteria by the Index provider, which is independent of Vanguard. The FTSE4Good US Select Index excludes the stocks of companies that FTSE Russell (FTSE) determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, tobacco, cannabis, gambling, chemical and biological weapons, cluster munitions, anti-personnel landmines, nuclear weapons, conventional military weapons, civilian firearms, nuclear power, and coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by FTSE can vary from one activity or business segment to another. The Index methodology also excludes the stocks of companies that, as FTSE determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria.See the Security Selection section for more information regarding the Index exclusions. The components of the Index are likely to change over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, large- and mid-cap stocks, such as those held by the Fund, each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.• ESG investing risk, which is the chance that the stocks selected for inclusion in the index by the index provider based on its disclosed ESG criteria generally will underperform the stock market as a whole or that the particular stocks selected by the index provider based on its ESG criteria will, in the aggregate, trail returns of other ESG funds. There are significant differences in interpretations of what it means for a company to meet ESG criteria. The index provider’s assessment of a company or of ESG criteria may differ from an investor’s assessment. As a result, stocks selected by the index provider for inclusion in the index may not reflect the beliefs and values of any particular investor and may not exhibit positive or favorable ESG characteristics. The index provider is dependent on the availability of timely and accurate ESG data used to evaluate their ESG criteria. The ESG criteria assessed by the index provider may change over time. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. The index provider may evaluate security-level ESG data and, if applicable, ESG criteria that are relevant to the index only at index reviews or rebalances. Securities included in the index may cease to meet the relevant ESG criteria but may nevertheless remain in the index and the Fund until a future review or rebalance by the index provider. As a result, certain securities in the index, or the index as a whole, may not meet the relevant ESG criteria at all times.• Index replicating risk, which is the chance that the Fund may be prevented from holding one or more securities in the same proportion as in its target.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Admiral Shares in its first full calendar year. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund‘s target index and a comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Admiral Shares in its first full calendar year. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund‘s target index and a comparative index, which have investment characteristics similar to those of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	the performance of the Fund‘s Admiral Shares in its first full calendar year
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard FTSE Social Index Fund Admiral Shares1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Admiral | Vanguard FTSE Social Index Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.
Admiral | Vanguard FTSE Social Index Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Admiral | Vanguard FTSE Social Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee Per Year (for certain fund account balances below $5,000,000)	rr_MaximumAccountFee	$ 25
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 179
2020	rr_AnnualReturn2020	22.67%
2021	rr_AnnualReturn2021	27.71%
Annual Return 2022	rr_AnnualReturn2022	(24.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.95%)
1 Year	rr_AverageAnnualReturnYear01	(24.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 2019
Admiral | Vanguard FTSE Social Index Fund | Return After Taxes on Distributions | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Admiral | Vanguard FTSE Social Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Admiral | Vanguard FTSE Social Index Fund | Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Admiral | Vanguard FTSE Social Index Fund | FTSE4Good US Select Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%